Fair Value Measurements (Tables)	6 Months Ended	10 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Social Capital Suvretta Holdings Corp. III [Member]
Summary of Assets that are Measured at Fair Value on a Recurring Basis
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at June 30, 2022 and December 31, 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	June 30, 2022	December 31, 2021
Assets:
Marketable securities held in Trust Account	1	$250,371,095	$250,008,324

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2021
Assets:
Marketable securities held in Trust Account	1	$250,008,324